GUARANTOR AND NON-GUARANTOR FINANCIAL INFORMATION - CONDENSED STATEMENT OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed Statement of Cash Flows
Net cash (used in) provided by operating activities attributable to continuing operations	$ 344,141	$ 405,823	$ 469,005
Cash flows from investing activities attributable to continuing operations:
Acquisitions, net of cash acquired	(18,403)	(617,402)	(259,391)
Capital expenditures	(78,039)	(62,049)	(57,233)
Investments in time deposits	(87,500)	0	0
Proceeds from maturities of time deposits	87,500	0	0
Proceeds from maturities and sales of marketable debt securities	252,369	218,462	21,644
Purchases of marketable debt securities	(313,943)	(93,134)	(175,826)
Purchases of investments	(12,565)	(34,470)	(24,334)
Net proceeds from the sale of businesses, investments and assets	172,228	9,413	58,388
Intercompany	0
Other, net	11,215	(3,541)	(3,042)
Net cash provided by (used in) investing activities attributable to continuing operations	12,862	(582,721)	(439,794)
Cash flows from financing activities attributable to continuing operations:
Principal payments on Match Group Term Loan	(450,000)	0	0
Borrowings under Match Group Term Loan	0	788,000	0
Proceeds from Match Group 2016 Senior Notes offering	400,000	0	0
Principal payments on IAC debt, including redemptions and repurchases of Senior Notes	(126,409)	(80,000)	0
Debt issuance costs	(7,811)	(19,050)	(383)
Fees and expenses related to note exchange	0	(6,954)	0
Proceeds from Match Group initial public offering, net of fees and expenses	0	428,789	0
Purchase of treasury stock	(308,948)	(200,000)	0
Dividends	0	(113,196)	(97,338)
Issuance of IAC common stock pursuant to stock-based awards, net of withholding taxes	(895)	(38,418)	1,609
Issuance of Match Group common stock pursuant to stock-based awards, net of withholding taxes	9,548	0	0
Repurchase of stock-based awards	0	(23,431)	0
Purchase of noncontrolling interests	(2,740)	(32,207)	(33,165)
Acquisition-related contingent consideration payments	(2,180)	(5,750)	(8,109)
Funds held in escrow for MyHammer tender offer	(10,548)	0	0
Intercompany	0	0	0
Other, net	(2,846)	(19,393)	11,449
Net cash (used in) provided by financing activities attributable to continuing operations	(502,829)	678,390	(125,937)
Total cash (used in) provided by continuing operations	(145,826)	501,492	(96,726)
Total cash used in discontinued operations	0	(152)	(145)
Effect of exchange rate changes on cash and cash equivalents	(6,434)	(10,298)	(13,168)
Net (decrease) increase in cash and cash equivalents	(152,260)	491,042	(110,039)
Cash and cash equivalents at beginning of period	1,481,447	990,405	1,100,444
Cash and cash equivalents at end of period	1,329,187	1,481,447	990,405
Eliminations
Condensed Statement of Cash Flows
Net cash (used in) provided by operating activities attributable to continuing operations	0
Cash flows from investing activities attributable to continuing operations:
Acquisitions, net of cash acquired	0
Capital expenditures	0
Investments in time deposits	0
Proceeds from maturities of time deposits	0
Proceeds from maturities and sales of marketable debt securities	0
Purchases of marketable debt securities	0
Purchases of investments	0
Net proceeds from the sale of businesses, investments and assets	0
Intercompany	215,711
Other, net	0
Net cash provided by (used in) investing activities attributable to continuing operations	215,711
Cash flows from financing activities attributable to continuing operations:
Principal payments on Match Group Term Loan	0
Proceeds from Match Group 2016 Senior Notes offering	0
Principal payments on IAC debt, including redemptions and repurchases of Senior Notes	0
Debt issuance costs	0
Purchase of treasury stock	0
Issuance of IAC common stock pursuant to stock-based awards, net of withholding taxes	0
Issuance of Match Group common stock pursuant to stock-based awards, net of withholding taxes	0
Purchase of noncontrolling interests	0
Acquisition-related contingent consideration payments	0
Funds held in escrow for MyHammer tender offer	0
Intercompany	(215,711)
Other, net	0
Net cash (used in) provided by financing activities attributable to continuing operations	(215,711)
Total cash (used in) provided by continuing operations	0
Effect of exchange rate changes on cash and cash equivalents	0
Net (decrease) increase in cash and cash equivalents	0
Cash and cash equivalents at beginning of period	0
Cash and cash equivalents at end of period	0	0
IAC
Condensed Statement of Cash Flows
Net cash (used in) provided by operating activities attributable to continuing operations	(62,686)	(121,193)	(80,559)
Cash flows from investing activities attributable to continuing operations:
Acquisitions, net of cash acquired	0	0	0
Capital expenditures	(479)	(1,332)	(1,843)
Investments in time deposits	0
Proceeds from maturities of time deposits	0
Proceeds from maturities and sales of marketable debt securities	252,369	218,462	21,644
Purchases of marketable debt securities	(313,943)	(93,134)	(175,826)
Purchases of investments	0	(6,978)	(4,800)
Net proceeds from the sale of businesses, investments and assets	73,843	1,277	0
Intercompany	(215,711)
Other, net	126	3,613	(2,000)
Net cash provided by (used in) investing activities attributable to continuing operations	(203,795)	121,908	(162,825)
Cash flows from financing activities attributable to continuing operations:
Principal payments on Match Group Term Loan	0
Borrowings under Match Group Term Loan		0
Proceeds from Match Group 2016 Senior Notes offering	0
Principal payments on IAC debt, including redemptions and repurchases of Senior Notes	(126,409)	0
Debt issuance costs	0	(1,876)	(383)
Fees and expenses related to note exchange		0
Proceeds from Match Group initial public offering, net of fees and expenses		0
Purchase of treasury stock	(308,948)	(200,000)
Dividends		(113,196)	(97,338)
Issuance of IAC common stock pursuant to stock-based awards, net of withholding taxes	(895)	(38,418)	1,609
Issuance of Match Group common stock pursuant to stock-based awards, net of withholding taxes	0
Purchase of noncontrolling interests	(1,400)	0	0
Acquisition-related contingent consideration payments	0	0	0
Funds held in escrow for MyHammer tender offer	0
Intercompany	184,233	683,571	321,192
Other, net	(454)	(19,834)	0
Net cash (used in) provided by financing activities attributable to continuing operations	(253,873)	310,247	225,080
Total cash (used in) provided by continuing operations	(520,354)	310,962	(18,304)
Total cash used in discontinued operations		(140)	(116)
Effect of exchange rate changes on cash and cash equivalents	0	0	0
Net (decrease) increase in cash and cash equivalents	(520,354)	310,822	(18,420)
Cash and cash equivalents at beginning of period	1,073,053	762,231	780,651
Cash and cash equivalents at end of period	552,699	1,073,053	762,231
Guarantor Subsidiaries
Condensed Statement of Cash Flows
Net cash (used in) provided by operating activities attributable to continuing operations	203,563	258,582	329,671
Cash flows from investing activities attributable to continuing operations:
Acquisitions, net of cash acquired	0	(6,078)	(97,463)
Capital expenditures	(19,317)	(21,905)	(26,640)
Investments in time deposits	0
Proceeds from maturities of time deposits	0
Proceeds from maturities and sales of marketable debt securities	0	0	0
Purchases of marketable debt securities	0	0	0
Purchases of investments	0	0	(2,087)
Net proceeds from the sale of businesses, investments and assets	1,779	0	0
Intercompany	0
Other, net	643	385	11
Net cash provided by (used in) investing activities attributable to continuing operations	(16,895)	(27,598)	(126,179)
Cash flows from financing activities attributable to continuing operations:
Principal payments on Match Group Term Loan	0
Borrowings under Match Group Term Loan		0
Proceeds from Match Group 2016 Senior Notes offering	0
Principal payments on IAC debt, including redemptions and repurchases of Senior Notes	0	(80,000)
Debt issuance costs	0	0	0
Fees and expenses related to note exchange		0
Proceeds from Match Group initial public offering, net of fees and expenses		0
Purchase of treasury stock	0	0
Dividends		0	0
Issuance of IAC common stock pursuant to stock-based awards, net of withholding taxes	0	0	0
Issuance of Match Group common stock pursuant to stock-based awards, net of withholding taxes	0
Repurchase of stock-based awards		0
Purchase of noncontrolling interests	0	0	0
Acquisition-related contingent consideration payments	(351)	(240)	(406)
Funds held in escrow for MyHammer tender offer	0
Intercompany	(184,233)	(150,744)	(201,802)
Other, net	(2,084)	0	(1,310)
Net cash (used in) provided by financing activities attributable to continuing operations	(186,668)	(230,984)	(203,518)
Total cash (used in) provided by continuing operations	0		(26)
Total cash used in discontinued operations		0	0
Effect of exchange rate changes on cash and cash equivalents	0	0	26
Net (decrease) increase in cash and cash equivalents	0	0	0
Cash and cash equivalents at beginning of period	0	0	0
Cash and cash equivalents at end of period	0	0	0
Non-Guarantor Subsidiaries
Condensed Statement of Cash Flows
Net cash (used in) provided by operating activities attributable to continuing operations	203,264	268,434	219,893
Cash flows from investing activities attributable to continuing operations:
Acquisitions, net of cash acquired	(18,403)	(611,324)	(161,928)
Capital expenditures	(58,243)	(38,812)	(28,750)
Investments in time deposits	(87,500)
Proceeds from maturities of time deposits	87,500
Proceeds from maturities and sales of marketable debt securities	0	0	0
Purchases of marketable debt securities	0	0	0
Purchases of investments	(12,565)	(27,492)	(17,447)
Net proceeds from the sale of businesses, investments and assets	96,606	8,136	58,388
Intercompany	0
Other, net	10,446	(7,539)	(1,053)
Net cash provided by (used in) investing activities attributable to continuing operations	17,841	(677,031)	(150,790)
Cash flows from financing activities attributable to continuing operations:
Principal payments on Match Group Term Loan	(450,000)
Borrowings under Match Group Term Loan		788,000
Proceeds from Match Group 2016 Senior Notes offering	400,000
Principal payments on IAC debt, including redemptions and repurchases of Senior Notes	0	0
Debt issuance costs	(7,811)	(17,174)	0
Fees and expenses related to note exchange		(6,954)
Proceeds from Match Group initial public offering, net of fees and expenses		428,789
Purchase of treasury stock	0	0
Dividends		0	0
Issuance of IAC common stock pursuant to stock-based awards, net of withholding taxes	0	0	0
Issuance of Match Group common stock pursuant to stock-based awards, net of withholding taxes	9,548
Repurchase of stock-based awards		(23,431)
Purchase of noncontrolling interests	(1,340)	(32,207)	(33,165)
Acquisition-related contingent consideration payments	(1,829)	(5,510)	(7,703)
Funds held in escrow for MyHammer tender offer	(10,548)
Intercompany	215,711	(532,827)	(119,390)
Other, net	(308)	441	12,759
Net cash (used in) provided by financing activities attributable to continuing operations	153,423	599,127	(147,499)
Total cash (used in) provided by continuing operations	374,528	190,530	(78,396)
Total cash used in discontinued operations		(12)	(29)
Effect of exchange rate changes on cash and cash equivalents	(6,434)	(10,298)	(13,194)
Net (decrease) increase in cash and cash equivalents	368,094	180,220	(91,619)
Cash and cash equivalents at beginning of period	408,394	228,174	319,793
Cash and cash equivalents at end of period	$ 776,488	$ 408,394	$ 228,174